Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Total compensation		$ 1,090,187	$ 978,672
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Total compensation		294,937	260,306
Sharifah Noriati Binte Said Omar [Member]
Related Party Transactions [Line Items]
Total compensation	[1]	52,226	62,810
Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Total compensation	[2]	245,311	225,435
Terence Wing Khai Yap [Member]
Related Party Transactions [Line Items]
Total compensation		298,599	264,454
Sze Yin Ong [Member]
Related Party Transactions [Line Items]
Total compensation		97,727	81,921
Jia Wei Chua [Member]
Related Party Transactions [Line Items]
Total compensation	[3]	$ 101,387	$ 83,746

[1]	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.
[2]	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.
[3]	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Concorde Security Pte Ltd.